Available-for-Sale Securities Investments, Non-Current	12 Months Ended
Dec. 31, 2015
Available-for-Sale Securities Investments, Non-Current
Available-for-Sale Securities Investments, Non-Current

12. Available-for-Sale Securities Investments, Non-Current:

        The carrying amount and fair value of the Group's available-for-sale securities investments were nil and RMB269,736 as follows as of December 31, 2014 and 2015.

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
SRP Groupe	214,508	1,822	—	—	216,330
Ensogo Limited	48,011	—	(10,281)	—	37,730
Shanghai Andatong Information Security Technology Co., Ltd.	15,000	—	—	—	15,000
Ahalife Holdings Inc. (note a)	6,166	676	—	(6,166)	676

Total	283,685	2,498	(10,281)	(6,166)	269,736

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators such as market condition for the investees' industry and products and services. The Group recorded no impairments for the years ended December 31, 2013, 2014 and 2015, respectively.

Note

a:  The Group acquired 1.5% equity interest in Ahalife Holdings Inc. ("Ahalife") in March 2014. The Group exerts no significant influence in Ahalife and recorded the investment initially at cost. In July 27, 2015, Ahalife is listed on the Australia Securities Exchange and quoted prices of the investment in active market became available, the Group reclassified its investment in Ahalife to available-for-sale securities investment in 2015 accordingly.